Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Trade and Notes Receivables	The credit terms given to trade customers are determined on an individual basis.

	2020	2019
	RMB million	RMB million
Trade receivables	1,210	1,793
Less: impairment	(86)	(76)

	1,124	1,717

Summary of Ageing Analysis of Trade Receivables and Net of Loss Allowance
An ageing analysis of the trade receivables as at the end of the reporting period, based on the invoice/billing date and net of loss allowance, is as follows:

	2020	2019
	RMB million	RMB million
Within 90 days	1,054	1,615
91 to 180 days	46	33
181 to 365 days	8	39
Over 365 days	16	30

	1,124	1,717

Schedule of Credit Risk Exposure on Group's Trade Receivables
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:
As at December 31, 2020

		Past due
		Less than	90 to 365	Over
	Current	90 days	days	365 days	Total
Expected credit loss rate (%)	0.85	4.79	6.87	76.93	7.08
Gross carrying amount (RMB million)	1,063	42	9	96	1,210
Expected credit losses (RMB million)	9	1	1	75	86
As at December 31, 2019

		Past due
		Less than	90 to 365	Over
	Current	90 days	days	365 days	Total
Expected credit loss rate (%)	0.12	2.94	2.50	70.59	4.24
Gross carrying amount (RMB million)	1,617	34	40	102	1,793
Expected credit losses (RMB million)	2	1	1	72	76

Trade and notes receivables [member]
Statement [Line Items]
Summary of Provision for Impairment of Trade Receivables
The movements in the loss allowance for impairment of trade receivables are as follows:

	2020	2019
	RMB million	RMB million
At January 1	76	93
Impairment losses, net (Note 10)	15	(6)
Amount written off as uncollectible	(5)	(4)
Disposal of a subsidiary	—	(7)

At December 31	86	76